                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JULY 31, 2010 (UNAUDITED)

FACE AMOUNT                                                              VALUE
   (000)                                                                 (000)
-----------                                                           ----------
CERTIFICATES OF DEPOSIT (36.6%)
              Bank of Montreal
   $100,000      0.360%, 08/06/10                                     $  100,000
              Bank of Nova Scotia
    150,000      0.320%, 08/04/10                                        150,000
    125,000      0.375%, 08/19/10                                        125,000
              Barclays Bank
    150,000      0.500%, 09/29/10                                        150,000
              Deutsche Bank
    150,000      0.450%, 10/12/10                                        150,003
              Intesa Sanpaolo
    100,000      0.410%, 08/20/10                                        100,001
              KBC Bank
    100,000      0.450%, 08/19/10                                        100,000
              Landesbank Hessen Thueringen
    100,000      0.440%, 08/23/10                                        100,001
    100,000      0.420%, 08/30/10                                        100,001
              Lloyds TSB Bank
    100,000      0.510%, 10/15/10                                        100,004
              Mizuho Corporate Bank
    100,000      0.380%, 10/19/10                                        100,002
              National Australia Bank
    150,000      0.370%, 08/13/10                                        150,000
              National Bank of Canada
    100,000      0.370%, 08/16/10                                        100,000
    100,000      0.460%, 09/07/10                                        100,000
              Natixis
     50,000      0.330%, 08/30/10                                         50,000
              Nordea Bank
    100,000      0.510%, 09/07/10                                        100,001
    150,000      0.400%, 08/16/10                                        150,000
              Rabobank Nederland
    100,000      0.320%, 08/06/10                                        100,000
    150,000      0.380%, 10/12/10                                        150,000
              Sumitomo Mitsui Banking
    100,000      0.330%, 08/12/10                                        100,000
    100,000      0.320%, 08/19/10                                        100,000
              Swedbank
    100,000      0.400%, 08/23/10                                        100,001
              UBS
    150,000      0.460%, 08/18/10                                        150,015
              Westpac Banking
     79,000      0.380%, 11/16/10                                         79,012
                                                                      ----------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $2,704,041)                                        2,704,041
                                                                      ----------
COMMERCIAL PAPER (A) (33.4%)
              Abbey National North America
    100,000      0.250%, 08/06/10                                         99,997
    200,000      0.200%, 08/02/10                                        199,999
              Allied Irish Banks North America
    100,000      0.690%, 08/06/10 (B)                                     99,990
    100,000      0.800%, 09/22/10 (B)                                     99,884
              Bank of Ireland
    100,000      0.750%, 09/24/10 (B)                                     99,887

FACE AMOUNT                                                              VALUE
   (000)                                                                 (000)
-----------                                                           ----------
COMMERCIAL PAPER -- (CONTINUED)
              Barclays Bank
   $100,000      0.450%, 10/25/10                                     $   99,894
              Commerzbank US Finance
    100,000      0.260%, 08/13/10                                         99,991
              Commonwealth Bank of Australia
    100,000      0.400%, 08/19/10 (B)                                     99,980
              Credit Agricole
    100,000      0.380%, 09/01/10                                         99,967
    200,000      0.220%, 08/02/10                                        199,999
              Dexia Delaware
    150,000      0.450%, 08/16/10                                        149,972
              Fortis Bank
     50,000      0.430%, 10/15/10 (B)                                     49,955
              Intesa Funding
    150,000      0.300%, 08/09/10                                        149,990
     50,000      0.350%, 08/03/10                                         49,999
              Irish Life & Permanent Group
     25,000      0.700%, 08/06/10 (B)                                     24,998
     50,000      0.700%, 08/27/10 (B)                                     49,975
              KBC Bank
     50,000      0.490%, 09/07/10 (B)                                     49,975
              Lloyds TSB Bank
    100,000      0.480%, 10/13/10                                         99,903
              Natixis US Finance
    100,000      0.350%, 08/16/10                                         99,985
              NRW Bank
    100,000      0.350%, 08/03/10                                         99,998
    100,000      0.450%, 10/25/10                                         99,894
              Societe Generale NY
    100,000      0.220%, 08/02/10                                         99,999
    200,000      0.270%, 08/04/10                                        199,995
              Swedbank
     50,000      0.310%, 08/04/10                                         49,999
                                                                      ----------
              TOTAL COMMERCIAL PAPER
              (Cost $2,474,225)                                        2,474,225
                                                                      ----------
   TIME DEPOSITS (16.5%)
              ANZ Banking Group
    250,000      0.200%, 08/02/10                                        250,000
              Banco Bilbao Vizcaya Argentaria
    100,000      0.230%, 08/02/10                                        100,000
              BNP Paribas
    200,000      0.190%, 08/02/10                                        200,000
              Commerzbank
    100,000      0.220%, 08/02/10                                        100,000
              DNB Nor Bank
    218,715      0.220%, 08/02/10                                        218,715
              Erste Bank
    150,000      0.220%, 08/02/10                                        150,000
              Mizuho Corporate Bank
    200,000      0.220%, 08/02/10                                        200,000
                                                                      ----------
              TOTAL TIME DEPOSITS
              (Cost $1,218,715)                                        1,218,715
                                                                      ----------

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
JULY 31, 2010 (UNAUDITED)

FACE AMOUNT                                                              VALUE
   (000)                                                                 (000)
-----------                                                           ----------
REPURCHASE AGREEMENTS (C) (13.5%)
   $500,000   Barclays Bank
              0.200%, dated 07/30/10, to be repurchased on
              08/02/10, repurchase price $500,008,333
              (collateralized by various U.S. Government
              obligations, ranging in par value $7,788,400-
              $496,057,400, 1.000%-4.000%, 09/30/11-08/15/18, with
              a total market value $510,000,054)                      $ 500,000
    300,000   Barclays Bank
              0.200%, dated 07/30/10, to be repurchased on
              08/02/10, repurchase price $300,005,000
              (collateralized by a U.S. Government obligation, par
              value $297,595,400, 2.375%, 03/31/16, with a total
              market value $306,000,023)                                 300,000
    200,000   Morgan Stanley Group
              0.200%, dated 07/30/10, to be repurchased on
              08/02/10, repurchase price $200,003,333
              (collateralized by various U.S. Government
              obligations, ranging in par value $10,421,000-
              $134,605,000, 1.375%-3.200%, 01/09/13-04/28/15, with
              a total market value $204,000,177)                         200,000
                                                                      ----------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $1,000,000)                                        1,000,000
                                                                      ----------
              TOTAL INVESTMENTS (100.0%)
              (Cost $7,396,981)                                       $7,396,981
                                                                      ----------

Percentages are based on net assets of $7,397,670 (000).

(A) Discount notes. The rate reported is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, except from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On July 31, 2010, the value of these liquid securities amounted to $574,644 (000) representing 7.77% of the net assets of the Fund.

(C)  Tri-Party Repurchase Agreements.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AS OF JULY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 2 IN ACCORDANCE WITH ASC 820.

AIG-QH-001-1400
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ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                \s\ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                \s\ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                \s\ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010